SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Compensation expenses to employees related to the Company's equity-based compensation awards	$ 0	$ 0	$ 43,000
Cash and cash equivalents	$ 5,378,000	$ 5,321,000	$ 4,357,000	$ 2,273,000